Variable interest entities	12 Months Ended
Dec. 31, 2025
Securitizations And Variable Interest Entities Disclosure [Abstract]
Variable interest entities	Variable interest entities
We have variable interests in VIEs, which include investments in retail, institutional and alternative investment funds.

We earn management fees from these funds, as well as performance fees in certain funds, and may also provide start-up capital for new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.
Additionally, we invest in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits. The projects, which are structured as limited partnerships and limited liability companies, are also VIEs, but are not consolidated.

The following table presents the incremental assets and liabilities included on the consolidated balance sheet as of Dec. 31, 2025 and Dec. 31, 2024. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investment management funds
	Dec. 31,
(in millions)	2025	2024
Trading assets	$841	$846
Other assets	23	45
Total assets (a)	$864	$891
Other liabilities	$1	$5
Total liabilities (a)	$1	$5
Nonredeemable noncontrolling interests (a)	$408	$359
(a)    There were no VMEs at Dec. 31, 2025. Includes VMEs with assets of $43 million, liabilities of less than $1 million and nonredeemable noncontrolling interests of $7 million at Dec. 31, 2024.

We have not provided financial or other support that was not otherwise contractually required to be provided to our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY.

Non-consolidated VIEs

As of Dec. 31, 2025 and Dec. 31, 2024, assets and liabilities related to the VIEs where we are not the primary beneficiary were included in other assets and other liabilities on the consolidated balance sheet and primarily related to accounting for our tax credit investments.

The maximum loss exposure indicated in the following table relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2025	Dec. 31, 2024
(in millions)
Other assets	$3,258	$2,905
Other liabilities	946	951
Maximum loss exposure	4,205	3,856